Shareholder Report, Average Annual Return (Details)	12 Months Ended
May 31, 2026
C000260559 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.46%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.52%